Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets

	2019	2018
Deferred tax asset:
Net operating loss carryforward	$1,784,000	$952,000
Property and equipment	37,000	37,000
Exploration costs	58,000	85,000
Stock based compensation	96,000	96,000
Financing costs	-	23,000
Asset retirement obligation	54,000	42,000
Total deferred tax assets	2,029,000	1,235,000
Valuation allowance	(2,029,000)	(1,235,000)
Net deferred tax assets	$-	$-

Schedule of reconciliation between statutory federal income tax rate and tax provision (benefit)

	December 31, 2019		December 31, 2018
Amount computed using the statutory rate	$(793,000)	(21%)	$4,482,000	(21%)
Other	(1,000)	-	(8,000)	-
Change in valuation allowance	794,000	21%	(4,474,000)	21%
Total income tax provision (benefit)	$-	-%	$-	-%